Employee Benefits	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Employee Benefits
Note 18 -	Employee Benefits

Employee benefits include post-employment benefits, other long-term benefits, termination benefits, short-term benefits.

A.	Liabilities for employee benefits

	December 31,
	2016	2017
	NIS	NIS
Current liabilities for:
Holiday	104	115
Sick leave	122	142
Early retirement	82	16
Current maturities of pensioner benefits	7	7
Total current liability for employee benefits	315	280
Non-current liabilities for:
Liability for pensioner benefits	118	120
Severance compensation (net) (see composition below)	51	57
Early notice	19	23
Pension	70	72
Total non-current liabilities for employee Benefits	258	272
Total liabilities for employee benefits	573	552
Composition of liabilities for severance pay:
Liabilities for severance pay	212	224
Fair value of plan assets	(161)	(167)
	51	57

B.	Defined contribution plans

(1)	Liabilities for employee benefits at retirement age in respect of the period of their service with Bezeq and its subsidiaries, and for employees to which Section 14 of the Severance Pay Law – 1963 applies, are covered in full by regular payments made by Bezeq and its subsidiaries to pension funds and insurance companies.

	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS

Amount recognized as an expense for a defined contribution plan	199	209	228

(2)	The pension rights of Bezeq’s employees for the period of their employment in the civil service through January 31, 1985, are covered by a pension fund (the “Makefet Fund”), which assumed the obligations of State of Israel following an agreement among the Government of Israel, Bezeq, the General Federation of Laborers in Israel (“Histadrut”) and the Makefet Fund.

(3)	Severance obligation to employees who will retire on terms entitling them to compensation is covered for the period from February 1, 1985 by on-going contributions to such pension funds and insurance companies (in accordance with Section 14 of the Severance Pay Law).

Severance pay for the period of employment in the civil service through January 31, 1985, is paid by Bezeq, and the sums accumulated in the Makefet Fund for that period are kept in a fund that will be used for the employees’ rights.

(4)	For certain employees, Bezeq has an obligation to pay severance in excess of the amount accumulated on behalf such employees in the compensation fund. See section 18.C(1) below.

C.	Defined benefit plans

Obligations for defined benefit plans in the Bezeq Group include the following:

(1)	Severance obligation for the balance of the obligation that is not covered by contributions and/or insurance policies in accordance with the existing labor agreements, the Severance Pay Law, and the salary components for which the management of the Bezeq Group believes entitle the employees to receive compensation. For this part of the obligation, there are deposits in the name of the Bezeq Group in pension funds and insurance companies. The deposits in pension funds and insurance companies include accrued linkage differences and interest. Withdrawal of the reserve sums is contingent upon fulfillment of the provisions in the Severance Pay Law.

(2)	An obligation in accordance with the collective agreement of 2006 for employees who were transferred from civil service to Bezeq and who are entitled following retirement to a supplement in pension payments for the difference between the Civil Service Law and the standard policy of the Makefet Fund. Bezeq also has an obligation to a number of senior employees who are entitled to early retirement terms (pension and retirement grants) which are not dependent on the existing retirement agreements for all employees.

(3)	An obligation in accordance with the employment agreements of some of the senior employees in the Bezeq Group for payment of a benefit for early termination notice.

(4)	Bezeq’s retirees receive, in addition to pension payments, benefits which consist mainly of a holiday gift (linked to the dollar exchange rate), financing for the upkeep of retiree clubs and social activities. Bezeq’s liability for these costs accumulates during the employment period. The Company’s financial statements include the liabilities for expected costs in the post-employment period.

D.	Sick leave provision

The financial statements include a provision in respect of redemption and utilization of sick leave. The right to accumulate sick leave was taken into account for all employees in the Bezeq Group. Only employees eligible under the terms of the employment agreement may redeem sick leave. The provision was computed on the basis of an actuarial calculation, including the assumption of positive accumulation of days by most of the employees and utilization of days in accordance with the last in first out (LIFO) method.

E.	Benefits for early retirement and termination

According to the collective agreement of December 2006, among Bezeq, the employees’ union and the Histadrut, and according to the amendment to the agreement of August 2015, Bezeq may, at its discretion, terminate the employment of 163 permanent employees in each of the years 2015-2021 (Bezeq’s right is cumulative for the period).

Bezeq recognizes expenses for early retirement when it is significantly committed, without any real possibility of withdrawal, to a defined plan to terminate employment before the defined date, according to a defined plan. The collective agreement allows Bezeq to dismiss employees, but does not create a significant commitment without any real possibility of withdrawal. Accordingly, the expenses for voluntary redundancy are recognized in Bezeq’s financial statements at the approval date of the plan.

In 2017, expenses of the early retirement plan amounted to NIS 23.

In addition, the Bezeq Group companies have collective agreements with the Histadrut and the employees’ committees. The agreements include mechanisms to integrate the employees’ committees in decisions regarding the termination of permanent employees and the terms of severance.

F.	Actuarial assumptions

Principal actuarial assumptions for defined benefit plans at the reporting date are as follows:

(1)	Mortality rates are based on the rates published in Insurance Circulars 2017-3-6 of the Ministry of Finance.

(2)	Churn rates were determined on the basis of the past experience of Bezeq and its subsidiaries, distinguishing between different employee populations and taking into account the number of years of employment. The churn rates include a distinction between severance with entitlement to full severance compensation and severance without entitlement to this right.

(3)	The discount rate (nominal) is based on the yield on linked high-quality corporate debentures with maturity dates approximating those of the gross obligation.

The main discount rates are as follows:

	December 31, 2016	December 31, 2017
	Average capitalization rate	Average capitalization rate
	%	%
Severance compensation	4.2	3.3
Retirement benefits	4.3	3.6

(4)	Assumptions regarding salary increments for calculation of the liabilities were made on the basis of the management’s assessments, distinguishing between the groups of employees. The main assumptions (in nominal terms) regarding salary increases are as follows:

Salary increase assumptions

Bezeq permanent employees	Average update of 7% for young employees, decreasing gradually to 2.7% at the age of 66.

New Bezeq permanent employees	Average update of 3.2% for young employees, decreasing gradually to 1.4% at the age of 66.

Bezeq non-permanent employees	6.5% for young employees decreasing gradually to 0%, 3.5% for senior employees

Pelephone employees	An increase of 3.1%, as set out in the collective agreement at Pelephone

Bezeq International employees	An increase of 3.0%, as set out in the collective agreement at Bezeq International

DBS employees	Rate of increase of 3.5%

Regarding Bezeq’s employees, as well as the assumption of the age-dependent wage increase, an expected individual wage growth was assumed for 2019-2026, arising from the collective agreement that was signed in August 2015.

(5)	Sensitivity analysis for actuarial assumptions

The following is an analysis of the possible effect of the changes in the principal actuarial assumptions on liabilities to employee benefits. The calculation is made for each assumption separately, assuming that the remaining assumptions remain unchanged.

	Year ended December 31,
	2016	2017
	Years	Years
Discount rate - addition of 0.5%	(28)	(29)
Rate of future salary increases - addition of 0.5%	36	40
Rate of employees leaving - addition of 5.0%	(10)	(17)

(6)	Average weighted useful life of liabilities for the main severance benefits:

	Year ended December 31,
	2016	2017
	Years	Years
Severance compensation	10.0	10.4
Retirement benefits	14.1	14.7